Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2012	Dec. 31, 2011
2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.71%	0.83%
2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.59%	1.62%
2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.14%	1.56%
Tax-exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.25%	2.22%